Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2013	Jun. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Liability in lieu of deferred income taxes	$ 2,559		$ 2,514			$ 2,414
Increase (Decrease) in liability for uncertain tax positions	(35)				$ (18)
Increase (Decrease) in liability for deferred income taxes					16
Increase (Decrease) in liability in lieu of deferred income taxes	33
Increase (Decrease) in provision in lieu of income taxes	(2)
Reversal of provision in lieu of income taxes				$ 1
Reversal of accrued interest and tax					2
Reversal of accrued interest and tax after tax					$ 1
Uncertain tax positions related to timing of recognition	3					51
Accrued interest						2
Benefit (Expense) from interest and penalties	(1)					(15)			$ 3
Potential reduction in liability	1
EFH Corp [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in liability for uncertain tax positions							$ (32)
Increase (Decrease) in liability for deferred income taxes							(10)	$ 58
Reversal of accrued interest and tax						$ 3	5	18
Reversal of accrued interest and tax after tax							$ 3	12
Income tax payments to members		$ 33
Income tax refunds from members		$ 10
Uncertain tax positions related to timing of recognition								$ 76
Tax Year 2003 To 2006 [Member] | EFH Corp [Member]
Related Party Transaction [Line Items]
Expected tax refund	$ 9
Tax Year 2007 [Member] | EFH Corp [Member]
Related Party Transaction [Line Items]
Expected tax refund				$ 44